Lease Liabilities	9 Months Ended
Sep. 30, 2025
Lease Liabilities [Abstract]
LEASE LIABILITIES

11. LEASE LIABILITIES

The expected undiscounted contractual cash flows of the lease liabilities as at September 30, 2025 were as follows:

Remainder 2025	2026	2027	2028	2029	Thereafter	Total
$1,105	$4,854	$4,793	$4,651	$4,959	$38,268	$58,630

The undiscounted contractual cash flows included $17.9 million of interest payments.

In addition, there were certain leases which were signed but not capitalized as at September 30, 2025. Based upon the assessed lease term, the expected undiscounted cash flows totaled $41.8 million.